LOANS, FINANCING AND DEBENTURES - Movements of Provision for Guarantees (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LOANS, FINANCING AND DEBENTURES
Percentage of guaranteed outstanding balance accrued	1.00%
Consideration Of Common Shares Of Subsidiary Transferred	R$ 3,138,797
Changes in guarantees
Provision for Guarantee at beginning of period	463,776	R$ 549,436	R$ 512,690
Additions of Warranties	25,556	13,690	66,495
Update	15,197	5,889	11,542
Write-offs	(45,525)	(105,239)	11,542
Provision for Guarantee at end of period	R$ 459,004	R$ 463,776	R$ 549,436